Details of the Statements of Profit or Loss and other Comprehensive Income - Schedule of Revenues (Details) - Discontinued operations [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023
Schedule of Revenues [Line Items]
Revenues from the sale of solar electricity	€ 25,028	€ 22,853	€ 29,801
Revenues from the sale of gas and power produced by anaerobic digestion plants	8,863	11,574	17,628
Revenues from subsidies	8,936	6,040	1,406
Total revenues	€ 42,827	€ 40,467	€ 48,834

[1]	Reclassified due to separate presentation of Revenues from subsidies.